Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended	8 Months Ended	12 Months Ended			13 Months Ended	14 Months Ended	20 Months Ended	24 Months Ended		25 Months Ended	26 Months Ended	32 Months Ended	36 Months Ended		37 Months Ended	38 Months Ended	44 Months Ended	48 Months Ended		49 Months Ended	50 Months Ended	60 Months Ended			61 Months Ended	72 Months Ended		73 Months Ended	84 Months Ended		85 Months Ended	96 Months Ended		97 Months Ended	108 Months Ended		120 Months Ended
	Aug. 31, 2021	Sep. 29, 2017	Nov. 03, 2015	Oct. 31, 2015	Oct. 31, 2017	Oct. 31, 2021	Apr. 30, 2022	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2018	Oct. 31, 2022	Apr. 30, 2023	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2023	Apr. 30, 2024	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000003010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I
Accumulated Value				$ 100,000.01						$ 98,492.87					$ 116,429.35					$ 126,611.96					$ 150,017.02				$ 182,420.97				$ 254,987.19			$ 191,115.8		$ 224,113.88				$ 290,064.97		$ 348,150.68
C000003009 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class N
Accumulated Value				10,000						9,823					11,590					12,584					14,885				18,065				25,200			18,854		22,085				28,519		34,168
C000003029 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class N
Accumulated Value				10,000						10,601.4					12,389.4					12,039.9					11,973.1				10,941.7				16,483.7			15,549.6		16,697.9				21,526.6		23,204
C000003030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I
Accumulated Value				100,000						106,264					124,503					121,322					120,922				110,794				167,418			158,362		170,595				220,527		238,391
C000194566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class Z
Accumulated Value		$ 5,000,000			$ 4,857,595						$ 4,737,222.1					$ 4,725,375.1					$ 4,332,429.1					$ 6,549,904.6					$ 6,200,368			$ 6,679,629.5			$ 8,641,431.6			$ 9,347,692.5
C000194567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class Z
Accumulated Value		5,000,000			5,029,283.24						5,150,978.26					5,685,206.08					5,079,906.68					6,870,855.43					6,793,962.09			6,303,386.27			8,343,899.64			8,510,604.92
C000050291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I
Accumulated Value				100,000						108,150.82					124,452.24					127,411.6					140,559.26				125,527.69				169,583.22			167,586.58		155,566.33				205,637.57		209,519.7
C000003037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class N
Accumulated Value				10,000						10,788					12,384					12,639					13,917				12,392				16,696			16,473		15,237				20,104		20,432
C000003038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class N
Accumulated Value				10,000						10,721.93					13,234.41					13,949.92					15,465.22				13,594.82				19,520.44			19,452.32		19,759.98				23,453.07		24,742.91
C000040086 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I
Accumulated Value				100,000						107,494.79					133,078.15					140,526.64					156,310.1				137,697.98				198,270.5			198,133.35		201,716.36				240,088.51		253,960.39
C000194568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class Z
Accumulated Value		5,000,000			5,000,000						5,285,523.08					5,882,387.9					5,189,382.02					7,481,477.42					7,481,372.52			7,626,766.08			9,081,177.98			9,618,377.06
C000194569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class Z
Accumulated Value		5,000,000			4,935,141.51						5,299,095.1					5,948,750.62					5,268,561.72					7,627,159.54					7,530,796.22			7,495,639.8			9,154,034.13			9,655,072.15
C000050292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I
Accumulated Value				100,000						108,637					137,568					147,634					165,520				146,543				212,051			209,127		208,132				253,862		267,655
C000046749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class N
Accumulated Value				10,000						10,855					13,697					14,668					16,401				14,491				20,905			20,564		20,406				24,860		26,116
C000092914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class N
Accumulated Value				10,000						8,426					10,576					11,682					11,765				14,619				21,441			16,320		16,503				21,182		23,638
C000101741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I
Accumulated Value				100,000						84,442					106,167					117,508					118,601				147,637				216,933			165,265		167,515				215,136		240,437
C000230346 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class Z
Accumulated Value	$ 4,999,999.99					$ 5,154,147.98	$ 4,058,295.96					$ 3,929,372.19	$ 4,108,541.44				$ 3,985,685.19	$ 4,728,536.91				$ 5,122,819.75	$ 4,619,404.06				$ 5,726,795.45
C000194575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class Z
Accumulated Value		5,000,000			4,893,267.65						5,331,444.77					6,114,415.39					5,450,401.68					7,146,412.36					6,103,974.31			6,293,221.78			8,121,046.57			9,002,719.96
C000161967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I
Accumulated Value			$ 100,000						$ 108,800					$ 128,076.03					$ 139,490.26					$ 159,790.82						$ 142,519.09		$ 186,675.41			$ 159,339.72				$ 164,299.94		$ 211,789.5		$ 234,828.29
C000161968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class N
Accumulated Value			10,000						10,850					12,740					13,846					15,825						14,080		18,399			15,676				16,109		20,731		22,906
Standard And Poor s 500 C000003010 Index [Member]
Account Value [Line Items]
Accumulated Value										104,509.0826					129,207.0259					138,698.8842					158,569.1481				173,967.004				248,623.1387			212,296.6775		233,829.5221				322,724.6645		391,957.0498
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Accumulated Value	5,000,000	5,000,000		10,000	5,116,677.004	5,101,467.251	4,609,408.579		10,451		5,492,560.378	4,356,089.113	4,732,216.482		12,921	6,279,434.944	4,797,918.871	5,804,614.787		13,870	6,889,199.428	6,621,947.239	6,506,750.458		15,857	9,845,627.879	8,042,517.939			17,397	8,407,077.867		24,862	9,259,791.64		21,230	12,780,093.48	23,383		15,521,738.15		32,272		39,195
Standard And Poor s 500 C000003029 Index [Member]
Account Value [Line Items]
Accumulated Value				10,000						10,450.90826					12,920.70259					13,869.88842					15,856.91481				17,396.7004				24,862.31387			21,229.66775		23,382.95221				32,272.46645		39,194.70498
Standard And Poor s 500 C000101741 Index [Member]
Account Value [Line Items]
Accumulated Value				100,000						104,509					129,207					138,699					158,569				173,967				248,623			212,297		233,830				322,725		391,957
Standard And Poor s 500 C000161968 Index [Member]
Account Value [Line Items]
Accumulated Value			10,000						10,328					12,769					13,707					15,671						17,193		24,571			20,981				23,109		31,894		38,736
Standard And Poor s 500 C000161967 Index [Member]
Account Value [Line Items]
Accumulated Value			100,000						103,282.5699					127,690.6594					137,071.1218					156,708.1894						171,925.3369		245,705.3114			209,805.1755				231,085.3118		318,937.1858		387,357.0636
S And P 500 Growth C000003010 Index [Member]
Account Value [Line Items]
Accumulated Value				100,000						102,664.2497					129,883.0659					144,747.867					165,418.4825				205,861.2076				298,563.1194			225,630.7201		252,489.0304				362,759.4933		478,819.4853
S And P 500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Growth Index
Accumulated Value				10,000						10,266					12,988					14,475					16,542				20,586				29,856			22,563		25,249				36,276		47,881
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap® Value Index
Accumulated Value		5,000,000		10,000	5,040,238.171					10,783.78709	5,048,496.936				12,629.70524	5,557,255.797				12,650.39985	5,171,722.446				13,925.23533	7,685,114.394			12,959.17531		6,903,113.616		19,257.17124	6,657,202.464		17,297.65286	8,922,803.703	16,681.45472		9,624,066.919		22,358.54276		24,114.75094
Russell Midcap Value C000003030 Index [Member]
Account Value [Line Items]
Accumulated Value				100,000						107,837.8709					126,297.0524					126,503.9985					139,252.3533			$ 129,591.7531					192,571.7124			172,976.5286		166,814.5472				223,585.4276		241,157.5094
Russell 3000 Value C000050291 Index [Member]
Account Value [Line Items]
Accumulated Value				100,000						106,551.2039					126,051.5225					129,561.7376					143,355.1676				131,889.9709				191,204.6724			177,345.9567		176,500.4928				231,252.3686		256,819.8525
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000® Value Index
Accumulated Value		5,000,000		10,000	5,034,041.291				10,655		5,174,226.568				12,605	5,725,086.207				12,956	5,267,207.774				14,336	7,636,022.13				13,189	7,082,555.219		19,120	7,048,790.45		17,735	9,235,382.077	17,650		10,256,454.79		23,125		25,681
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000® Value Index
Accumulated Value		5,000,000		10,000	5,006,564.24					10,881.17686	4,976,970.005				13,580.69166	5,137,200.329				13,500.41502	4,422,055.89				13,935.05213	7,265,365.164			11,995.16768		6,485,980.496		19,707.86339	5,841,943.067		17,593.72236	7,697,893.999	15,846.72116		8,458,003.222		20,881.13122		22,940.98611
Russell 2000 Value C000040086 Index [Member]
Account Value [Line Items]
Accumulated Value				100,000						108,811.7686					135,806.9166					135,004.1502					139,350.5213				119,951.6768				197,078.6339			175,937.2236		158,467.2116				208,811.3122		229,429.8611
Russell 2500 Value C000050292 Index [Member]
Account Value [Line Items]
Accumulated Value				100,000						107,776					129,296					129,648					137,551				121,162				191,611			171,192		162,735				215,494		237,276
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500® Value Index
Accumulated Value		$ 5,000,000		10,000	$ 5,027,272.311					10,778	$ 5,040,963.146				12,930	$ 5,348,255.266				12,965	$ 4,710,997.582				13,755	$ 7,450,196.049			12,116		$ 6,656,255.046		19,161	$ 6,327,436.148		17,119	$ 8,378,815.378	16,273		$ 9,225,743.894		21,549		23,731
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500® Growth Index
Accumulated Value	$ 5,000,000			10,000		$ 5,056,367.903	$ 3,743,754.532			10,000		$ 3,671,903.264	$ 3,741,016.811		13,007		$ 3,495,539.616	$ 4,247,207.999		13,724		$ 4,691,218.908	$ 4,282,967.38		15,340		$ 5,431,541.808		18,670				25,601			18,591		17,698				23,752		27,505
Russell 2500 Growth C000101741 Index [Member]
Account Value [Line Items]
Accumulated Value				$ 100,000						$ 99,999					$ 130,069					$ 137,245					$ 153,400				$ 186,699				$ 256,011			$ 185,914		$ 176,984				$ 237,523		$ 275,007
Russell 3000 Value C000161968 Index [Member]
Account Value [Line Items]
Accumulated Value			10,000						10,503					12,425					12,771					14,131						13,001		18,848			17,482				17,398		22,794		25,315
Russell 3000 Value C000161967 Index [Member]
Account Value [Line Items]
Accumulated Value			$ 100,000						$ 105,031.6124					$ 124,253.8251					$ 127,713.9788					$ 141,310.6924						$ 130,009.0078		$ 188,477.7862			$ 174,816.7181				$ 173,983.3118		$ 227,954.3379		$ 253,157.1883